Taxation	12 Months Ended
Mar. 31, 2021
Income Tax [Abstract]
TAXATION

NOTE 18. TAXATION

The Company is a British Virgin Island corporation. The Government of the British Virgin Islands does not, under existing legislation, impose any income or corporate tax on corporations.

PGL and iOx are subject to United Kingdom taxes ("UK Taxes"). Portage Services Ltd. is subject to taxes in Canada. Tax losses or potential tax credits for Portage Services Ltd. are insignificant.

iOx has research and development refundable credits of approximately $0.1 million and $0.5 million that have been recorded for the years ended March 31, 2021 and 2020, respectively, and are included in prepaid expenses and other receivables on the respective balance sheets.

The following is a reconciliation of the UK Taxes to the effective income tax rates for the years ended March 31, 2021 and 2020 ($ in thousands):

	2021	2020
Loss on ordinary activities before tax	$1,218	$2,409
Statutory UK income tax rate	19.0%	19.0%
Loss at statutory income tax rate	$231	$458
Change in deferred rate and true-up	–	(2,665)
Foreign currency effect on deferred tax liability	(2,542)	1,425
Other adjustments	96	–
Research and development credit	149	500
Losses (unrecognized)	(231)	(458)
Income tax (expense)	$(2,297)	$(740)

Research and development credit receivables of $649 and $500 were included in prepaid expenses and other receivables on the consolidated balance sheets as of March 31, 2021 and 2020, respectively.

The following is a reconciliation of financial statement loss to pre-tax loss subject to tax (in thousands):

	As of March 31, 2021			As of March 31, 2020
	BVI	Foreign	Total	BVI	Foreign	Total
Pre-tax (loss)	$(13,674)	$(1,218)	$(14,892)	(2,698)	(3,811)	(6,509)
Losses not subject to tax	13,674	–	13,674	2,698	–	2,698
Pre-tax (loss) subject to tax	$–	$(1,218)	$(1,218)	$–	(3,811)	(3,811)

As of March 31, 2021 and 2020, the Company's deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following (in thousands):

	2021	2020
Deferred tax assets:
Net operating loss	$1,689	$1,186
Deferred tax asset (unrecognized)	$1,689	$1,186

Deferred tax liabilities:
In process research and development	$24,050	$21,604
Deferred tax liability	$24,050	$21,604

The reduction in the rate of UK corporation tax to 19% from April 1, 2017 and to 17% from April 1, 2020 was substantively enacted at the Balance Sheet date. However subsequently, the UK Government announced that the UK corporation tax rate would remain at 19% and not reduce to 17% on 1 April 2020. This was substantively enacted on 17 March 2020. The standard rate of UK corporation tax applied to reported loss is 19% (2018: 19%). Unrecognized UK deferred tax assets and liabilities are calculated at a rate of 19%, being the rate that was substantively enacted at the Balance Sheet date.

iOx recorded research and development cash credits of approximately $0.1 million and $0.5 million that have been recorded for years ended March 31, 2021 and 2020, respectively.

As of March 31, 2021, 2020 and 2019, cumulative tax losses for iOx were approximately $7.3 million, $6.2 million and $2.1 million, respectively.

As of March 31, 2021 and 2020, iOx had a deferred tax liability of approximately $24.1 million and approximately $21.6 million, respectively.  On January 8, 2019, the Company recognized a $19.8 million deferred tax liability for the difference between the book and income tax basis of IPR&D acquired as part of the acquisition of SalvaRx.  As the IPR&D process is in the UK, the deferred tax had been recorded at 17%, the rate applicable in the UK.  During the year ended March 31, 2020, the Company recorded a tax expense of $2.2 million, including $2.3 million to increase the deferred tax liability due to the increase in the UK tax rate to 19% in March 2020, $0.4 million of a return to provision adjustment and a decrease due to a refundable research and development credit of $0.5 million. As the deferred tax liability may be settled in the future in GBP, the Company increased the deferred tax liability by $2.4 million as of March 31, 2021 and decreased the deferred tax liability by $1.4 million as of March 31, 2020, respectively, to reflect the difference in exchange rates from period to period.

There is no expiration date for accumulated tax losses in the UK entities.